American Trust Allegiance Fund (Prospectus Summary) | American Trust Allegiance Fund
American Trust Allegiance Fund
Investment Objective
The American Trust Allegiance Fund (the "Fund") seeks capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		American Trust Allegiance Fund Investor Class
Management Fees		0.95%
Other Expenses		1.10%
Total Annual Fund Operating Expenses	[1]	2.05%
Less: Fee Waivers	[2]	(0.59%)
Net Annual Fund Operating Expenses		1.46%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Waiver in the Financial Highlights of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses ("AFFE").
[2]	American Trust Investment Advisors, LLC (the "Advisor") has contractually agreed to waive a portion or all of its management fee and pay Fund expenses (excluding AFFE, interest, taxes and extraordinary expenses), to ensure that Net Annual Fund Operating Expenses do not exceed 1.45% of the Fund's average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect through at least June 27, 2013, and may be terminated only by the Trust's Board of Trustees (the "Board" or "Trustees"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same (taking into account the contractual Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
American Trust Allegiance Fund Investor Class	149	586	1,049	2,332

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48.59% of the average value of its portfolio.
Principal Investment Strategies
The Advisor selects principally domestic and foreign stocks for the Fund's portfolio that it expects will appreciate in value over the long term. Under normal market conditions, the Fund will invest at least 85% of its net assets
(plus any borrowings for investment purposes) in foreign and domestic equity securities including both long and short positions. The Advisor uses a "bottom up" approach to stock investing and does not attempt to forecast the U.S.
economy, interest rates, inflation or the U.S. stock market. It focuses on finding companies that meet its financial criteria, including either a history of consistent earnings and revenue growth or strong prospects of earnings and revenue growth, and a strong balance sheet. With respect to long equity positions, the Advisor purchases the securities of a company with the intention of holding them, under normal circumstances, for a minimum of three years. Companies should demonstrate leadership, operating momentum and strong prospects for annual growth rates of 10% or better. The Advisor may decide to sell a security due to changes in fundamentals, such as marked deceleration in earnings growth, decline in revenues or deterioration of the balance sheet, or a change in a company's valuation or competitive position. Normally, the companies in which the Fund invests represent nine major economic or market sectors:
consumer discretionary, consumer staples, energy, financial services, technology, industrials, utilities, telecommunications, and materials.

The Fund avoids investments in companies that have significant involvement in the tobacco, pharmaceuticals, biotechnology, medical diagnostic services and products, gambling and liquor industries, although the Fund may engage in short sales of these companies. While the Fund may invest in or sell short a company that conducts operations in one of these industries, the Fund will not invest in such a company unless current revenues from these industries represent less than
5% of the total revenues of the company at the time of investment. The majority of companies in which the Fund invests will have no operations in these industries.

The Advisor expects that the Fund's portfolio will generally consist predominantly of mid- and large-capitalization stocks, but in some market environments small-capitalization stocks may constitute a large portion of the
Fund's portfolio. The Advisor considers a small-capitalization stock to be one with a market capitalization of less than $1 billion at the time of investment;
a mid-capitalization stock to be one with a market capitalization of between $1 billion and $10 billion at the time of investment; and a large-capitalization stock to be one with a market capitalization of more than $10 billion at the time of investment. The Fund may invest up to 40% of its net assets in foreign companies, including up to 30% of the Fund's net assets in emerging markets, through U.S. listed securities, depositary receipts or through purchases on foreign exchanges.
Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the
Fund. There is no assurance that the Fund's investment objective will be achieved. The following principal risks could affect the value of your investment:

o Market Risk. Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably, and you could lose money.

o Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies, as well as the Advisor's research, analysis and determination of portfolio securities.

o Socially Responsible Investing Policy Risk. The Fund's portfolio is subject to socially responsible investment criteria. As a result, the Fund may pass up opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell securities for social reasons when it is otherwise disadvantageous to do so.

o Equity Risk. The risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value.

o Small- and Medium-Sized Company Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger market capitalization stocks.

o Foreign Securities Risk. Foreign securities can be more volatile than domestic
  (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund's investments. In addition, investments made in foreign currencies may be subject to the risk of currency devaluation or exchange rate risk.

o Emerging Markets Risk. Investing in securities of issuers located in emerging markets poses greater risk of social, political and economic instability, which could affect the Fund's investments. Emerging market countries may have smaller securities markets and therefore less liquidity and greater price volatility than more developed markets.

o Sector Risk. Sector risk is the risk that investments within the same economic sector may decline in price due to sector-specific market or economic developments.

o Short Sales Risk. Short sales involve specific risk considerations and may be considered a speculative technique. In addition, under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

The Fund may be appropriate for investors who:

o Want exposure to investments in companies that promote social responsibility;

o Are pursuing a long-term goal such as retirement and those seeking the potential for long-term capital appreciation; and

o Are willing to accept higher short-term risk along with higher potential for long-term growth of capital.
Fund Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1,
5, 10 years, and since inception, compare with those of a broad measure of market performance. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.allegiancefund.com or by calling toll free at 1-800-385-7003.
Calendar Year Total Returns as of December 31	[1]

During the period shown in the bar chart, the Fund's highest quarterly return was 20.34% for the quarter ended June 30, 2009, and the lowest quarterly return was -20.97% for the quarter ended December 31, 2008.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns American Trust Allegiance Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	(0.27%)	1.16%	3.17%	5.07%	Mar. 11, 1997
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	(0.29%)	1.11%	3.14%	4.95%	Mar. 11, 1997
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.14%)	0.98%	2.74%	4.45%	Mar. 11, 1997
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%	4.85%	Mar. 11, 1997

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). In addition, the "Return after Taxes on
Distributions and Sale of Fund Shares" is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

[1]	The Fund's year-to-date total return as of March 31, 2012 was 14.96%.